Joint Venture Investment	9 Months Ended
Sep. 23, 2012
Equity Method Investments and Joint Ventures [Abstract]
JOINT VENTURE INVESTMENT
JOINT VENTURE
Tumi-Japan
In June 2003, the Company entered into a Joint Venture Agreement (“JV Agreement”) with ACE Co., Ltd. (“Ace”) and Itochu Corporation (“Itochu”) to form the Tumi-Japan Joint Venture (“Tumi-Japan”) and contributed $213,000 at inception. The purpose of Tumi-Japan is to sell, promote and distribute the Company’s products in Japan. As of December 31, 2011 and 2010, the Company owned 50% of Tumi-Japan.
This investment is accounted for under the equity method. The Company’s share of undistributed earnings from the joint venture, which is included in retained earnings, was a cumulative gain of approximately $535,000 as of December 31, 2011.
Pursuant to the JV Agreement, the Company has the option but not the obligation to purchase an additional interest in Tumi-Japan up to an ownership percentage of 66% after the tenth year of the existence of Tumi Japan. The amount to be paid per share is based on a predetermined formula according to the agreement and is payable in Japanese yen.
Sales to Itochu during the years ended December 31, 2011, 2010 and 2009 were $10,404,000, $8,624,000, and $6,428,000, respectively. As of December 31, 2011 and 2010, the Company had accounts receivable due from Itochu of $1,824,000 and $936,000, respectively.
JOINT VENTURE INVESTMENT
Tumi Japan
In June 2003, the Company entered into a Joint Venture Agreement with ACE Co., Ltd. (“Ace”) and Itochu Corporation (“Itochu”) to form the Tumi Japan Joint Venture (“Tumi Japan”). The purpose of Tumi Japan is to sell, promote and distribute the Company’s products in Japan. This investment is accounted for under the equity method.

Sales to Itochu were $2,575,000 and $7,485,000 for the three and nine months ended September 23, 2012, respectively, and $2,546,000 and $7,047,000 for the three and nine months ended September 25, 2011, respectively. As of September 23, 2012, the Company had accounts receivable due from Itochu of $1,023,000.